Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equipment, Net [Line Items]
Depreciation expenses	$ 24,500,000	$ 18,160,000	$ 2,860
Mining Equipment [Member]
Equipment, Net [Line Items]
Impairment charge		$ 11,850,000